SHAREHOLDERS' EQUITY - Capital Stock (Details)	Dec. 31, 2022 vote shares	Feb. 28, 2022 $ / shares shares
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)	400,000,000
Class A Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)	112,474,388
Number of votes entitled to | vote	50
Class B Non-Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)	1,400,000,000
Series I Preferred Shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)		3,300,000
Par value per share | $ / shares		$ 1,000
Series II Preferred Shares | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)		1,400,000
Par value per share | $ / shares		$ 1,000
Series II Preferred Shares | Preferred Shares Transaction | Senior Notes Due 2082 | Floating interest rate
Disclosure of classes of share capital [line items]
Number of shares authorized for issue (in shares)		1,400,000
Series I And II Preferred Shares | Preferred Shares Transaction | Senior Notes Due 2082 | Floating interest rate
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		$ 1,000